UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21902

Cohen & Steers Institutional Global Realty Shares, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2014

Item 1. Schedule of Investments

COHEN & STEERS INSTITUTIONAL GLOBAL REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

	Number of Shares	Value
COMMON STOCK 98.2%
AUSTRALIA 7.9%
REAL ESTATE
DIVERSIFIED 3.4%
Australand Property Group	1,088,920	$4,267,770
BGP Holdings PLC (EUR)(a),(b),(c)	7,741,744	0
Cromwell Property Group	306,111	272,879
Dexus Property Group	8,405,001	8,288,438
Mirvac Group	3,295,897	5,208,452
		18,037,539
INDUSTRIALS 1.8%
Goodman Group	2,212,403	9,730,496

RETAIL 2.7%
CFS Retail Property Trust	3,238,725	5,682,561
Federation Centres Ltd.	3,233,808	7,088,605
Westfield Group	200,083	1,905,840
		14,677,006
TOTAL AUSTRALIA		42,445,041

BERMUDA 0.9%
REAL ESTATE—HOTEL
Orient-Express Hotels Ltd., Class A (USD)(c)	340,172	4,901,878

CANADA 1.0%
REAL ESTATE
DIVERSIFIED 0.5%
H&R Real Estate Investment Trust	139,653	2,887,804
OFFICE 0.5%
Allied Properties Real Estate Investment Trust	85,518	2,668,812
TOTAL CANADA		5,556,616

FRANCE 4.1%
REAL ESTATE
DIVERSIFIED 0.4%
Gecina SA (USD)	15,181	2,017,670
RETAIL 3.7%
Klepierre	206,856	9,253,806
Unibail-Rodamco	41,479	10,764,962
		20,018,768
TOTAL FRANCE		22,036,438

	Number of Shares	Value
GERMANY 2.0%
REAL ESTATE
OFFICE 0.5%
Alstria Office REIT AG(c)	190,259	$2,550,333
RESIDENTIAL 1.5%
Deutsche Wohnen AG	260,899	5,595,939
LEG Immobilien AG(c)	36,604	2,400,416
		7,996,355
TOTAL GERMANY		10,546,688

HONG KONG 10.0%
REAL ESTATE
DIVERSIFIED 3.9%
Hang Lung Properties Ltd.	1,811,000	5,213,080
New World Development Co., Ltd.	3,138,114	3,165,641
Sun Hung Kai Properties Ltd.	417,915	5,131,737
Swire Properties Ltd.	1,302,800	3,735,614
Wharf Holdings Ltd.	576,051	3,694,606
		20,940,678
OFFICE 1.8%
Hongkong Land Holdings Ltd. (USD)	1,472,279	9,536,017

RESIDENTIAL 3.1%
China Overseas Land & Investment Ltd.	3,839,458	9,951,165
Shimao Property Holdings Ltd.	2,907,000	6,399,514
		16,350,679
RETAIL 1.2%
Link REIT	1,348,500	6,667,026
TOTAL HONG KONG		53,494,400

JAPAN 12.5%
REAL ESTATE
DIVERSIFIED 9.0%
Activia Properties	498	4,005,381
Hulic Co., Ltd.	384,300	5,275,244
Mitsubishi Estate Co., Ltd.	401,882	9,542,947
Mitsui Fudosan Co., Ltd.	592,833	18,086,277
Sumitomo Realty & Development Co., Ltd.	154,000	6,027,371
Tokyo Tatemono Co., Ltd.	636,000	5,449,471
		48,386,691

	Number of Shares	Value
INDUSTRIALS 0.4%
Industrial & Infrastructure Fund Investment Corp.	278	$2,287,812
OFFICE 1.3%
Hulic REIT(c)	482	658,451
Japan Prime Realty Investment Corp.	672	2,176,572
Japan Real Estate Investment Corp.	743	3,738,888
Nippon Building Fund	14	73,259
		6,647,170
RETAIL 1.8%
AEON Mall Co., Ltd.	107,500	2,754,096
Japan Retail Fund Investment Corp.	3,586	7,067,129
		9,821,225
TOTAL JAPAN		67,142,898

NETHERLANDS 1.9%
REAL ESTATE
OFFICE 1.2%
Nieuwe Steen Investments NV	1,045,118	6,332,065
RETAIL 0.7%
Corio NV	79,236	3,619,599
TOTAL NETHERLANDS		9,951,664

NORWAY 0.4%
REAL ESTATE—OFFICE
Norwegian Property ASA	1,568,744	1,899,428

SINGAPORE 2.4%
REAL ESTATE
DIVERSIFIED 1.5%
Capitaland Ltd.	3,555,000	8,187,878
INDUSTRIALS 0.9%
Global Logistic Properties Ltd.	2,274,000	4,799,134
TOTAL SINGAPORE		12,987,012

SPAIN 1.0%
REAL ESTATE—DIVERSIFIED
Hispania Activos Inmobiliarios SA(c)	180,710	2,599,091
Lar Espana Real Estate Socimi SA(c)	194,144	2,776,259
TOTAL SPAIN		5,375,350

	Number of Shares	Value
SWEDEN 0.7%
REAL ESTATE—DIVERSIFIED
Hemfosa Fastigheter AB(c)	234,532	$3,623,627

UNITED KINGDOM 7.3%
REAL ESTATE
DIVERSIFIED 2.9%
Land Securities Group PLC	753,002	12,833,438
Londonmetric Property PLC	1,135,490	2,683,852
		15,517,290
OFFICE 0.7%
Derwent London PLC	78,846	3,564,335
RETAIL 2.8%
Hammerson PLC	1,622,937	15,003,613
SELF STORAGE 0.9%
Big Yellow Group PLC	529,790	4,827,396
TOTAL UNITED KINGDOM		38,912,634

UNITED STATES 46.1%
REAL ESTATE
DIVERSIFIED 5.4%
American Assets Trust	118,643	4,003,015
American Realty Capital Properties	369,030	5,173,801
Forest City Enterprises, Class A(c)	413,108	7,890,363
Vornado Realty Trust	119,992	11,826,411
		28,893,590
HEALTH CARE 3.6%
Aviv REIT	151,877	3,713,393
Omega Healthcare Investors	127,760	4,282,515
Ventas	185,211	11,218,230
		19,214,138
HOTEL 2.8%
Host Hotels & Resorts	231,362	4,682,767
Strategic Hotels & Resorts(c)	597,872	6,092,316
Sunstone Hotel Investors	283,266	3,889,242
		14,664,325
INDUSTRIALS 2.7%
First Industrial Realty Trust	206,888	3,997,076

	Number of Shares	Value
Prologis	256,074	$10,455,502
		14,452,578
OFFICE 8.1%
Corporate Office Properties Trust	243,825	6,495,498
Douglas Emmett	263,242	7,144,388
Empire State Realty Trust, Class A	241,584	3,650,334
Kilroy Realty Corp.	72,787	4,263,862
Parkway Properties	280,082	5,111,497
PS Business Parks	65,696	5,493,500
SL Green Realty Corp.	112,254	11,294,997
		43,454,076
RESIDENTIAL—APARTMENT 5.8%
Apartment Investment & Management Co.	280,944	8,490,128
Equity Residential	202,361	11,734,914
Home Properties	73,119	4,395,914
UDR	255,843	6,608,425
		31,229,381
SELF STORAGE 4.4%
Extra Space Storage	171,324	8,310,927
Public Storage	58,224	9,810,162
Sovran Self Storage	70,887	5,206,650
		23,327,739
SHOPPING CENTERS 11.5%
COMMUNITY CENTER 4.7%
Kimco Realty Corp.	511,951	11,201,488
Regency Centers Corp.	217,335	11,097,125
Tanger Factory Outlet Centers	77,177	2,701,195
		24,999,808
REGIONAL MALL 6.8%
Glimcher Realty Trust	276,910	2,777,407
Simon Property Group	203,756	33,415,984
Taubman Centers	5,951	421,271
		36,614,662
TOTAL SHOPPING CENTERS		61,614,470
SPECIALTY 1.8%
Digital Realty Trust	183,059	9,716,772

TOTAL UNITED STATES	$246,567,069
TOTAL COMMON STOCK (Identified cost—$446,559,749)	525,440,743

		Number of Rights	Value
RIGHTS—HONG KONG 0.0%
REAL ESTATE—DIVERSIFIED
New World Development Co., Ltd.(b),(c)		1,046,038	215,775
TOTAL RIGHTS (Identified cost—$0)			215,775

		Number of Shares
SHORT-TERM INVESTMENTS 0.8%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, 0.00%(d)		4,000,000	4,000,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$4,000,000)			4,000,000
TOTAL INVESTMENTS (Identified cost—$450,559,749)	99.0%		529,656,518
OTHER ASSETS IN EXCESS OF LIABILITIES	1.0		5,613,809
NET ASSETS (Equivalent to $23.42 per share based on 22,851,863 shares of common stock outstanding)	100.0%		$535,270,327

Glossary of Portfolio Abbreviations

EUR	Euro Currency
REIT	Real Estate Investment Trust
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a)         Illiquid security. Aggregate holdings equal 0.0% of the net assets of the Fund.

(b)         Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair valued securities represent 0.0% of the net assets of the Fund.

(c)          Non-income producing security.

(d)         Rate quoted represents the seven-day yield of the Fund.

% of
Net
Sector Summary	Assets
Diversified	28.7
Office	14.5
Retail	12.9
Shopping Centers	11.5
Residential	10.4
Industrials	5.8
Self Storage	5.3
Hotel	3.7
Health Care	3.6
Specialty	1.8
Other	1.8
100.0

Cohen & Steers Institutional Global Realty Shares, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the

Cohen & Steers Institutional Global Realty Shares, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. As of March 31, 2014, there were $225,211,057 of securities transferred between Level 1 and Level 2, which resulted from the Fund utilizing foreign equity fair value pricing procedures as of March 31, 2014.

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund’s investments carried at value:

Cohen & Steers Institutional Global Realty Shares, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

		Quoted Prices In Active Markets for Identical Investments	Other Significant Observable Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Common Stock - Australia	$42,445,041	$—	$42,445,041	$—	(a)
Common Stock - France	22,036,438	—	22,036,438	—
Common Stock - Germany	10,546,688	2,550,333	7,996,355	—
Common Stock - Hong Kong	53,494,400	—	53,494,400	—
Common Stock - Japan	67,142,898	658,451	66,484,447	—
Common Stock - Netherlands	9,951,664	—	9,951,664	—
Common Stock - Singapore	12,987,012	—	12,987,012	—
Common Stock - United Kingdom	38,912,634	—	38,912,634	—
Common Stock - Other Countries	267,923,968	267,923,968	—	—
Right - Hong Kong	215,775	—	215,775	—
Money Market Funds	4,000,000	—	4,000,000	—
Total Investments(b)	$529,656,518	$271,132,752	$258,523,766	$—

(a) BGP Holdings PLC was acquired via a spinoff and has been fair valued, by the Valuation Committee, at zero pursuant to the Fund’s fair value  procedures and classified as a Level 3 security.

(b) Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 2.  Income Tax Information

As of March 31, 2014, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$450,559,749
Gross unrealized appreciation	$86,647,222
Gross unrealized depreciation	(7,550,453)
Net unrealized appreciation	$79,096,769

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS INSTITUTIONAL GLOBAL REALTY SHARES, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: May 23, 2014